UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10603

Western Asset Premier Bond Fund

Name of Fund:

100 INTERNATIONAL DRIVE, BALTIMORE, MD 21202

Fund Address:

Richard M. Wachterman

Western Asset Premier Bond Fund

100 International Drive

Baltimore, MD 21202

Name and address of agent for service:

Registrant’s telephone number, including area code: 1-800-368-2558

Date of fiscal year end: December 31

Date of reporting period: 07/01/2009–06/30/2010

Item 1 – Proxy Voting Record:

Proxy Voting Record – The Fund held no voting securities during the period covered by this report. No records are attached.

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Premier Bond Fund

By:	/s/ R. Jay Gerken
R. Jay Gerken,
President of Western Asset Premier Bond Fund

Date:	August 20, 2010